SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Statement of Compliance (Details)	Mar. 31, 2020 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of ordinary shares in each American Depositary Shares (in shares)	100